John Hancock Balanced Fund Investment Strategy - Class A C I R2 R4 R5 R6 [Member] - John Hancock Balanced Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities. The fund allocates its investments among a diversified mix of debt and equity securities, including securities of other investment companies that invest in debt and equity securities. For the equity portfolio, the manager looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The manager uses fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings, and price-to-sales. The manager then looks for a positive catalyst in a company’s near-term outlook that it believes will accelerate earnings or improve value of the company’s assets. These positive catalysts may include, but are not limited to, new, improved, or unique products or services; new or rapidly expanding markets for the company’s products; new management; changes in the economic, financial, political, or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The manager also considers an issuer’s dividend-paying prospects and overall financial strength. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund’s debt portfolio is intended to enhance current income and provide added stability. The fund may invest in bonds of any maturity. The fund’s bond investments are primarily rated investment-grade (rated BBB or above by S&P Global Ratings (S&P) or Baa or above by Moody’s Investors Service, Inc. (Moody’s) and unrated equivalents). Up to 20% of assets may be invested in below-investment-grade bonds (i.e., junk bonds) rated as low as C by S&P or Moody’s and their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may invest up to 50% of assets in mortgage-backed securities. The fund may trade securities actively. The fund may engage in derivatives transactions to a limited extent. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options, and foreign currency forward contracts.